Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Year	Summary Compensation Table Total for PEO ($)	Compensation Actually Paid to PEO(1) ($)	Average Summary Compensation Table Total for Non-PEO NEOs(2) ($)	Average Compensation Actually Paid to Non-PEO NEOs(1)(2) ($)	Value of Initial Fixed $100 Investment Based On(3):		Net Income ($M)	Adjusted EPS ($)(5)
					Total Shareholder Return ($)	Industry Index Total Shareholder Return ($)(4)
2022	$17,899,691	$36,869,068	$4,977,421	$6,799,877	$190	$137	$1,610	$13.91
2021	$16,148,227	$53,419,822	$6,527,939	$12,048,134	$173	$121	$2,078	$12.93
2020	$12,525,442	$36,032,900	$5,882,927	$10,231,847	$119	$105	$1,145	$8.30

Company Selected Measure Name	adjusted earnings per share
Named Executive Officers, Footnote [Text Block]	For 2020 and 2021, the Non-PEO NEOs consisted of Messrs. Neppl, Padilla, Zachman and Dimopoulos. For 2022, the Non-PEO NEOs consist of Messrs. Neppl, Dimopoulos, Garros and Podwika.
Peer Group Issuers, Footnote [Text Block]	The industry index is the Standard and Poor's (S&P) 500 Food Products Index as disclosed in the Company's annual report on Form 10-K.
PEO Total Compensation Amount	$ 17,899,691	$ 16,148,227	$ 12,525,442
PEO Actually Paid Compensation Amount	$ 36,869,068	53,419,822	36,032,900
Adjustment To PEO Compensation, Footnote [Text Block]	Compensation Actually Paid represents the Summary Compensation Table Total adjusted to (a) exclude any positive aggregate change in the actuarial present value of all defined benefit pension plan benefits for the applicable year and (b) include the fair value of current and prior year equity awards that are outstanding, vested or forfeited during the applicable year, instead of the grant date value of awards granted during the applicable year. The following tables show what amounts were deducted from, and added to, the Summary Compensation Table Total to calculate the PEO and Average Non-PEO NEO Compensation Actually Paid:

PEO SCT Total to CAP Reconciliation

Year	Summary Compensation Table Total Compensation		Deductions			Additions				Compensation Actually Paid
			Grant Date Fair Value of Stock and Option Awards(i)	Change in Pension Value & Nonqualified Deferred Compensation Earnings(ii)		Fair Value at FYE of Stock and Option Awards(iii)	Change in Fair Value of Outstanding and Unvested Stock and Option Awards(iv)	Change in Fair Value of Vested Stock and Option Awards(v)
2022	$17,899,691	-	$11,480,361	$—	+	$15,386,996	$5,751,424	$9,311,318	=	$36,869,068
2021	$16,148,227		$9,991,055	$—		$18,082,222	$24,119,250	$5,061,178		$53,419,822
2020	$12,525,442		$6,589,310	$—		$21,157,143	$10,411,408	$(1,471,783)		$36,032,900

Average Non-PEO NEO SCT Total to CAP Reconciliation

Year	Summary Compensation Table Total Compensation		Deductions			Additions				Compensation Actually Paid
			Grant Date Fair Value of Stock and Option Awards(i)	Change in Pension Value & Nonqualified Deferred Compensation Earnings(ii)		Fair Value at FYE of Stock and Option Awards(iii)	Change in Fair Value of Outstanding and Unvested Stock and Option Awards(iv)	Change in Fair Value of Vested Stock and Option Awards(v)
2022	$4,977,421	-	$2,550,094	$—	+	$3,264,413	$663,074	$445,063	=	$6,799,877
2021	$6,527,939		$2,649,102	$2,848		$4,253,230	$3,534,002	$384,913		$12,048,134
2020	$5,882,927		$1,528,073	$100,767		$3,689,683	$2,152,985	$135,092		$10,231,847

(i)    Represents the grant date fair value of stock and option awards granted in Fiscal Year.
(ii)    No NEOs were eligible to participate in the U.S. pension plan in 2022. For 2020 and 2021, no service costs were accrued as Mr. Zachman's pension was under a frozen plan and the other NEOs were not eligible to participate in the U.S. pension plan. No NEOs participate in the deferred compensation program, including our PEO.
(iii)    Fair value at Fiscal Year-end of outstanding and unvested stock and option awards granted in Fiscal Year.
(iv)    Change in fair value of outstanding and unvested stock and option awards granted in prior Fiscal Years.
(v)    Change in fair value as of vesting date of stock and option awards granted in prior Fiscal Years for which applicable vesting conditions were satisfied during Fiscal Year.

Non-PEO NEO Average Total Compensation Amount	$ 4,977,421	6,527,939	5,882,927
Non-PEO NEO Average Compensation Actually Paid Amount	$ 6,799,877	12,048,134	10,231,847
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	Compensation Actually Paid represents the Summary Compensation Table Total adjusted to (a) exclude any positive aggregate change in the actuarial present value of all defined benefit pension plan benefits for the applicable year and (b) include the fair value of current and prior year equity awards that are outstanding, vested or forfeited during the applicable year, instead of the grant date value of awards granted during the applicable year. The following tables show what amounts were deducted from, and added to, the Summary Compensation Table Total to calculate the PEO and Average Non-PEO NEO Compensation Actually Paid:

PEO SCT Total to CAP Reconciliation

Year	Summary Compensation Table Total Compensation		Deductions			Additions				Compensation Actually Paid
			Grant Date Fair Value of Stock and Option Awards(i)	Change in Pension Value & Nonqualified Deferred Compensation Earnings(ii)		Fair Value at FYE of Stock and Option Awards(iii)	Change in Fair Value of Outstanding and Unvested Stock and Option Awards(iv)	Change in Fair Value of Vested Stock and Option Awards(v)
2022	$17,899,691	-	$11,480,361	$—	+	$15,386,996	$5,751,424	$9,311,318	=	$36,869,068
2021	$16,148,227		$9,991,055	$—		$18,082,222	$24,119,250	$5,061,178		$53,419,822
2020	$12,525,442		$6,589,310	$—		$21,157,143	$10,411,408	$(1,471,783)		$36,032,900

Average Non-PEO NEO SCT Total to CAP Reconciliation

Year	Summary Compensation Table Total Compensation		Deductions			Additions				Compensation Actually Paid
			Grant Date Fair Value of Stock and Option Awards(i)	Change in Pension Value & Nonqualified Deferred Compensation Earnings(ii)		Fair Value at FYE of Stock and Option Awards(iii)	Change in Fair Value of Outstanding and Unvested Stock and Option Awards(iv)	Change in Fair Value of Vested Stock and Option Awards(v)
2022	$4,977,421	-	$2,550,094	$—	+	$3,264,413	$663,074	$445,063	=	$6,799,877
2021	$6,527,939		$2,649,102	$2,848		$4,253,230	$3,534,002	$384,913		$12,048,134
2020	$5,882,927		$1,528,073	$100,767		$3,689,683	$2,152,985	$135,092		$10,231,847

(i)    Represents the grant date fair value of stock and option awards granted in Fiscal Year.
(ii)    No NEOs were eligible to participate in the U.S. pension plan in 2022. For 2020 and 2021, no service costs were accrued as Mr. Zachman's pension was under a frozen plan and the other NEOs were not eligible to participate in the U.S. pension plan. No NEOs participate in the deferred compensation program, including our PEO.
(iii)    Fair value at Fiscal Year-end of outstanding and unvested stock and option awards granted in Fiscal Year.
(iv)    Change in fair value of outstanding and unvested stock and option awards granted in prior Fiscal Years.
(v)    Change in fair value as of vesting date of stock and option awards granted in prior Fiscal Years for which applicable vesting conditions were satisfied during Fiscal Year.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]	Relationship Between Pay and Performance The following shows the relationship between PEO CAP, Average Non-PEO NEO CAP, TSR and the indexed peer TSR.
Compensation Actually Paid vs. Net Income [Text Block]	Relationship Between Pay and Net Income The following shows the relationship between PEO CAP, Average Non-PEO NEO CAP and Net Income.
Compensation Actually Paid vs. Company Selected Measure [Text Block]	Relationship Between Pay and Adjusted EPS The following shows the relationship between PEO CAP, Average Non-PEO NEO CAP and Adjusted EPS.
Tabular List [Table Text Block]
As required, the list below reflects performance measures that we consider the most important for linking executive compensation actually paid to company performance in 2022.

•Adj EPS(1)	•AROIC	•Relative TSR
•Adj PBT(I)(2)	•ESG
(1)Represents timing adjusted earnings per share excluding certain gains and charges. Timing adjusted earnings per share excluding notables, as used in this proxy statement, is a non-GAAP financial measure, see Appendix A – Reconciliation of Non-GAAP Financial Measures for reconciliation to the most directly comparable U.S. GAAP measure.
	(2)Represents adjusted Profit Before Taxes before certain incentive payouts.
Total Shareholder Return Amount	$ 190	173	119
Peer Group Total Shareholder Return Amount	137	121	105
Net Income (Loss)	$ 1,610,000,000	$ 2,078,000,000	$ 1,145,000,000
Company Selected Measure Amount | $ / shares	13.91	12.93	8.30
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Non-GAAP Measure Description [Text Block]	Represents timing adjusted earnings per share excluding certain gains and charges, which is the financial measure from the Company performance measure below that the Company uses to link compensation paid to the Company's PEO and Non-PEO NEOs for the years shown to the Company's performance. Timing adjusted earnings per share excluding notables, as used in this proxy statement, is a non-GAAP financial measure, see Appendix A – Reconciliation of Non-GAAP Financial Measures for reconciliation to the most directly comparable U.S. GAAP measure.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	•AROIC
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	•Adj EPS(1)
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	•Adj PBT(I)(2)
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	•ESG
Measure [Axis]: 6
Pay vs Performance Disclosure [Table]
Measure Name	•Relative TSR
PEO [Member] | Adjustment, Grant Date Fair Value Of Stock Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 11,480,361	$ 9,991,055	$ 6,589,310
PEO [Member] | Adjustment, Change in Pension Value & Nonqualified Deferred Compensation Earnings [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Adjustment, Fair Value of FYE of Stock and Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	15,386,996	18,082,222	21,157,143
PEO [Member] | Adjustment, Change in Fair Value of Outstanding and Unvested Stock and Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	5,751,424	24,119,250	10,411,408
PEO [Member] | Adjustment, Change in Fair Value of Vested Stock and Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	9,311,318	5,061,178	(1,471,783)
Non-PEO NEO [Member] | Adjustment, Grant Date Fair Value Of Stock Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,550,094	2,649,102	1,528,073
Non-PEO NEO [Member] | Adjustment, Change in Pension Value & Nonqualified Deferred Compensation Earnings [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	2,848	100,767
Non-PEO NEO [Member] | Adjustment, Fair Value of FYE of Stock and Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,264,413	4,253,230	3,689,683
Non-PEO NEO [Member] | Adjustment, Change in Fair Value of Outstanding and Unvested Stock and Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	663,074	3,534,002	2,152,985
Non-PEO NEO [Member] | Adjustment, Change in Fair Value of Vested Stock and Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 445,063	$ 384,913	$ 135,092